Commitments - Estimated Future Payments Under Contracts (Detail) - Nitrogen supply contract [member] $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Commitments and contingencies [line items]
2020	$ 4,465,691
2021	4,767,534
2022	4,786,926
2023	4,804,471
2024	4,836,432
2025 and thereafter	12,057,347
Total	$ 35,718,401